Mortgage Banking Activities, Liability for Mortgage Loan Repurchase Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability For Mortgage Loan Repurchase Losses [Abstract]
Balance, beginning of period	$ 2,206	$ 1,326	$ 1,289
Provision for repurchase losses:
Loan sales	143	275	101
Change in estimate	285	1,665	1,184
Total additions	428	1,940	1,285
Losses	(1,735)	(1,060)	(1,248)
Balance, end of period	$ 899	$ 2,206	$ 1,326